Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,543,000
Previously Paid Amount	0
Total Fee Amount	2,379.63
Total Offset Amount	$ 0
Narrative Disclosure	The maximum amount of that offering is $15,543,000.
Net Fee	$ 2,379.63
Narrative - Max Aggregate Offering Price	$ 15,543,000
Final Prospectus	true